Subsequent Events (Details) - shares			12 Months Ended
	Mar. 13, 2025	Feb. 03, 2025	Dec. 31, 2024
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted (in shares)			1,390,298
Subsequent event | Common Class A | Executive employee | The 2024 Plan
Subsequent Event [Line Items]
Granted (in shares)	68,108
Subsequent event | Restricted Stock Units (RSUs) | Common Class A
Subsequent Event [Line Items]
Granted (in shares)		300,000
Subsequent event | Restricted Stock Units (RSUs) | Common Class A | Executive employee
Subsequent Event [Line Items]
Granted (in shares)		80,000
Subsequent event | Restricted Stock Units (RSUs) | Common Class A | Non-executive employee
Subsequent Event [Line Items]
Granted (in shares)		220,000